SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION (Schedule of Other Current Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Payroll and related employee accruals	$ 14,017	$ 13,157
Governmental authorities	2,301	8,383
Other	113	751
Total other current liabilities	$ 16,431	$ 22,291